Stockholders' Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Outstanding, beginning	1,813,053	1,813,053	0
Granted	6,500	0	1,813,053
Exercised	0	0	0
Outstanding, ending	7,832,701	1,813,053	1,813,053
Exercisable, ending	7,832,701	1,813,053	1,813,053
Outstanding, beginning	$ 0.20	$ .20	$ 0.00
Granted	0.20	.00	.20
Exercised	0.00	.00	0.00
Expired		.00	.00
Outstanding, ending	0.20	.20	.20
Exercisable, ending	$ 0.20	$ .20	$ .20